Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of condensed balance sheet are reconciled
Gross proceeds	$230,000,000
Less:
Proceeds allocated to Public Warrants	$(8,970,000)
Class A ordinary shares issuance costs	(12,593,930)
Plus:
Accretion of carrying value to redemption value – IPO	$21,563,930
Accretion of carrying value to redemption value	21,238
Class A ordinary shares subject to possible redemption	$230,021,238

Schedule of basic and diluted net income per common share
	Year Ended December 31, 2021		For the Period from September 3, 2020 (Inception) through December 31, 2020
	Class A	Class B	Class A	Class B
Basic and diluted net loss per ordinary share
Numerator:
Allocation of net loss, as adjusted	$(5,413,442)	$(1,451,139)	$—	$(5,000)
Denominator:
Basic and diluted weighted average shares outstanding	21,235,616	5,692,466	—	5,000,000
Basic and diluted net loss per ordinary share	$(0.25)	$(0.25)	$—	$—

Blade Therapeutics, Inc. [Member]
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of property and equipment are stated at cost, subject to adjustments for impairments, less accumulated depreciation and amortization
Asset	Estimated useful life
Computer hardware and software	Three to five years
Manufacturing and laboratory equipment	Seven years
Office furniture and fixtures	Seven years
Leasehold improvements	Remaining lease term